Investment Securities - Other (Details) $ in Thousands	Dec. 31, 2021 USD ($) security	Dec. 31, 2020 USD ($) security
Investments, Debt and Equity Securities [Abstract]
Number of securities consisted in portfolio | security	435	308
Number of securities in loss position | security	134	10
Aggregate fair value of securities in loss position	$ 155,757	$ 12,725
Loss position for 12 months or longer	3,152	1,229
Aggregate unrealized loss included in accumulated other comprehensive income (loss)	$ 2,505	$ 325